UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2007

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	November 14, 2007

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  280926

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1150G111	64	1,600	SH	NA	SOLE	NA	SOLE
Adobe Systems		COM	00724F101	10,949	250,770	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	72	3,000	SH	NA	SOLE	NA	SOLE
American Express	COM	025816109	7,630	128,520	SH	NA	SOLE	NA	SOLE
American Int'l Group	COM	026874107	5,716	84,500	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	31162100	57	1,000	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	7,426	148,600	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	10,221	124,570	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 'B'	COM	084670207	9,718	2,459	SH	NA	SOLE	NA	SOLE
Broadcom Corp Com	COM	111320107	82	2,250	SH	NA	SOLE	NA	SOLE
Cadence Design Systems	COM	127387108	89	4,000	SH	NA	SOLE	NA	SOLE
Chubb Corp.		COM	171232101	8,858	165,130	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	9,932	299,800	SH	NA	SOLE	NA	SOLE
Colgate Palmolive	COM	194162103	9,803	137,450	SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101	5,906	213,980	SH	NA	SOLE	NA	SOLE
Discover Fin'l Services	COM	254709108	697	33,495	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	86	2,200	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	8,580	412,500	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	76	1,500	SH	NA	SOLE	NA	SOLE
Garmin Int'l		COM	G37260109	179	1,500	SH	NA	SOLE	NA	SOLE
Genentech Inc.		COM	368710406	55	700	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103	10,288	248,500	SH	NA	SOLE	NA	SOLE
Gilead Sciences Inc.	COM	375558103	82	2,000	SH	NA	SOLE	NA	SOLE
Goldman Sachs		COM	38141G104	8,754	40,390	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	90	1,800	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	9,345	79,330	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	8,653	334,600	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	8,898	293,660	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	10,312	156,960	SH	NA	SOLE	NA	SOLE
Kimberly-Clark Corp.	COM	494368103	8,294	118,050	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	7,810	226,300	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	6,527	153,720	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	84	2,400	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	12,602	231,360	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	9,824	174,150	SH	NA	SOLE	NA	SOLE
Merck & Co.		COM	589331107	7,353	142,250	SH	NA	SOLE	NA	SOLE
Metlife, Inc.		COM	59156R108	8,679	124,460	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	7,589	208,950	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	9,884	335,510	SH	NA	SOLE	NA	SOLE
Morgan Stanley 		COM	617446448	2,226	35,330	SH	NA	SOLE	NA	SOLE
Network Appliance Inc.	COM	64120L104	57	2,100	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	87	4,000	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	12,436	169,750	SH	NA	SOLE	NA	SOLE
Procter & Gamble	COM	742718109	9,236	131,310	SH	NA	SOLE	NA	SOLE
Qualcomm Inc.	 COM	COM	747525103	85	2,000	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	91	2,500	SH	NA	SOLE	NA	SOLE
US Bancorp		COM	902973304	5,546	170,500	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	8,686	115,660	SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105	11,215	174,609	SH	NA	SOLE	NA	SOLE

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